CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Liabilities	¥ 18,754,800	$ 2,641,558	¥ 26,590,983
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	83,715,114	83,715,114	83,715,114
Ordinary shares, outstanding	83,715,114	83,715,114	83,715,114
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000	9,800,000,000
Ordinary shares, issued	337,546,303	337,546,303	316,202,303
Ordinary shares, outstanding	328,441,712	328,441,712	310,864,471
Consolidated VIEs without recourse to the primary beneficiary
Liabilities | ¥	¥ 20,038,653		¥ 19,744,179